Fair value of financial instruments - Summary of Liabilities Designated as at Fair Value Through Profit or Loss (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial liabilities [line items]
Contractual maturity amount	$ 488,228	$ 477,345
Carrying value	477,736	471,230
Difference between carrying value and contractual maturity amount	10,492	(6,115)
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	1,217	1,425
Cumulative change in fair value attributable to changes in credit risk for positions still held	1,556	340
Term deposits - Personal [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	40,965	33,552
Carrying value	41,302	33,799
Difference between carrying value and contractual maturity amount	337	247
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	72	221
Cumulative change in fair value attributable to changes in credit risk for positions still held	229	163
Term deposits - Business and government [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	174,268	162,648
Carrying value	168,690	156,238
Difference between carrying value and contractual maturity amount	(5,578)	(6,410)
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	744	1,204
Cumulative change in fair value attributable to changes in credit risk for positions still held	926	177
Term deposits - Bank [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	2,903	10,520
Carrying value	2,908	10,530
Difference between carrying value and contractual maturity amount	5	10
Term deposits [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	218,136	206,720
Carrying value	212,900	200,567
Difference between carrying value and contractual maturity amount	(5,236)	(6,153)
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	816	1,425
Cumulative change in fair value attributable to changes in credit risk for positions still held	1,155	340
Obligations related to assets sold under repurchase agreements and securities loaned [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	242,931	270,625
Carrying value	242,916	270,663
Difference between carrying value and contractual maturity amount	(15)	$ 38
Subordinated debentures [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	236
Carrying value	232
Difference between carrying value and contractual maturity amount	(4)
Other liabilities [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	26,925
Carrying value	21,688
Difference between carrying value and contractual maturity amount	(5,237)
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	401
Cumulative change in fair value attributable to changes in credit risk for positions still held	$ 401